General and administrative expense (Disclosure of detailed information about general and administrative expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Selling, general and administrative expense [abstract]
Employee salaries and benefits	$ 6,483,720	$ 0
Contractors and consultants	397,282	0
Travel and accommodation	174,769	0
Professional, legal and advisory	4,779,141	1,545,472
Listing Expense and formation costs	1,322,761	0
Software	270,476	0
Office and administration	326,416	77,398
G&A Recovery	(416,666)	0
General And Administrative Expense, Other	13,337,899	1,622,870
Total General and administrative expense	$ 10,468,240	$ 1,622,870